CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
REVENUES
Manufacturing Fees	$ 8,002,866	$ 3,870,457	$ 2,982,400
Licensing Fees	4,495,466	1,139,789	1,536,039
Lab Fee Revenues	0	5,000	82,937
Total Revenues	12,498,332	5,015,246	4,601,376
COSTS OF REVENUES	4,484,162	3,013,592	3,236,106
Gross Profit	8,014,170	2,001,654	1,365,270
OPERATING EXPENSES
Research and Development	12,428,783	14,727,472	3,959,316
General and Administrative	2,903,178	2,904,114	2,105,725
Non-cash compensation through issuance of stock options	333,362	260,045	82,947
Depreciation and Amortization	665,647	616,995	500,906
Total Operating Expenses	16,330,970	18,508,626	6,648,894
(LOSS) FROM OPERATIONS	(8,316,800)	(16,506,972)	(5,283,624)
OTHER INCOME / (EXPENSES)
Interest expense, net	(280,670)	(287,231)	(859,328)
Change in fair value of derivative liabilities	7,394,006	20,340,874	(35,389,799)
Derivative interest expense	0	0	(40,588)
Gain on Sale of Investment	0	1,670,685	0
Other Income	0	0	19,831
Total Other Income / (Expense)	7,113,336	21,724,328	(36,269,884)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(1,203,464)	5,217,356	(41,553,508)
CREDIT FOR INCOME TAXES	520,452	3,249	292,611
NET INCOME (LOSS)	(683,012)	5,220,605	(41,260,897)
Change in value of convertible preferred share mezzanine equity	(9,285,715)	23,709,069	(55,314,374)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (9,968,727)	$ 28,929,674	$ (96,575,271)
NET INCOME (LOSS) PER SHARE
Basic	$ (0.01)	$ 0.05	$ (0.21)
Diluted	$ (0.01)	$ (0.02)	$ (0.21)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic	673,905,485	591,214,959	463,021,991
Diluted	673,905,485	757,579,152	463,021,991